Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (CEO) and non-CEO
NEOs and certain financial performance measures of the company for the years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the human capital management and compensation committee evaluates compensation decisions.

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	COMPENSATION ACTUALLY PAID TO CEO ($) (2)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($) (2)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (5)		NET INCOME (LOSS) ($) (MILLIONS)	NET REVENUES ($) (MILLIONS) (6)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	29,846,850	22,039,753	4,738,454	3,465,284	0.66	117.99	219.0	275.5

2024	5,016,951	301,397	1,912,190	459,570	3.01	122.94	(160.3)	326.5

2023	6,713,337	3,235,433	2,291,354	1,261,801	7.12	116.75	(338.1)	343.4

2022	6,770,871	(6,453,862)	2,656,373	(1,184,913)	9.85	114.29	(366.1)	418.9

2021	6,572,625	(8,778,700)	5,782,695	4,365,316	52.13	115.76	(182.1)	464.7

(1)	The following table lists the CEO and non-CEO NEOs for each of years 2025, 2024, 2023, 2022 and 2021:

YEAR	CEO	NON-CEO NEOS

2025	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Drew Lufkin

2024	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Jonathan Nelson

2023	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Jonathan Nelson, Akerho “AK” Oghoghomeh

2022	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Margaret “Jackie” Trask, Teri L. Witteman, Phil Hardin, Bernie Adcock, Deanna Jurgens

2021	Ethan Brown	Phil Hardin, Mark J. Nelson, Gary Schultz, Doug Ramsey, Bernie Adcock, Deanna Jurgens
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Brown in accordance with the Pay Versus Performance Rules:

		EQUITY AWARD ADJUSTMENTS

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2025	29,846,850	(26,701,431)	16,297,381	(768,574)	3,621,641	(256,114)	22,039,753
2024	5,016,951	(4,500,019)	1,103,136	(1,192,983)	0	(125,688)	301,397
2023	6,713,337	(5,900,005)	2,761,081	(399,466)	88,923	(28,438)	3,235,433
2022	6,770,871	(6,255,489)	1,479,685	(4,245,608)	(351,693)	(3,851,628)	(6,453,862)
2021	6,572,625	(5,888,273)	1,939,794	(13,048,744)	830,244	815,654	(8,778,700)

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-CEO
NEOs in accordance with the Pay Versus Performance Rules.

		EQUITY AWARD ADJUSTMENTS

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)

2025	4,738,454	(3,778,030)	2,471,346	(289,662)	409,982	(86,805)	3,465,284

2024	1,912,190	(1,487,378)	461,265	(380,221)	0	(46,286)	459,570

2023	2,291,354	(1,725,015)	797,890	(101,084)	12,107	(13,451)	1,261,801

2022	2,656,373	(2,201,026)	457,139	(1,312,497)	(389,865)	(395,036)	(1,184,913)

2021	5,782,695	(5,257,003)	4,693,472	(888,213)	8,903	25,461	4,365,316

(5)
In accordance with the Pay Versus Performance Rules, the company and the company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100.00 on December 31, 2020, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P Food and Beverage Select Industry Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act for our 2025 Form
10-K.

(6)
We have determined that net revenues is the financial performance measure that, in the company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2025, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). We generate net revenues primarily from sales of our products to our customers across mainstream grocery, mass merchandiser, club store and natural retailer channels, and various food-away-from-home channels, including restaurants, foodservice outlets and schools, mainly in the United States. We routinely offer sales discounts and promotions through various programs to customers and consumers. These programs include rebates, temporary on-shelf
price reductions,
off-invoice
discounts, retailer advertisements, product coupons and other trade activities. The expense associated with these discounts and promotions is estimated and recorded as a reduction in total gross revenues in order to arrive at reported net revenues. Please refer to our consolidated financial statements and the related notes thereto included in our 2025 Form
10-K
for more information. We use net revenues as a financial performance measure in determining annual cash STI payments under the Bonus Plan for our NEOs. Linking NEO compensation to net revenues incentivizes revenue growth and rewards efforts to grow and expand our business.

Company Selected Measure Name	net revenues
Named Executive Officers, Footnote
(1)	The following table lists the CEO and non-CEO NEOs for each of years 2025, 2024, 2023, 2022 and 2021:

YEAR	CEO	NON-CEO NEOS

2025	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Drew Lufkin

2024	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Teri L. Witteman, Jonathan Nelson

2023	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Jonathan Nelson, Akerho “AK” Oghoghomeh

2022	Ethan Brown	Lubi Kutua, Dariush Ajami, PhD, Margaret “Jackie” Trask, Teri L. Witteman, Phil Hardin, Bernie Adcock, Deanna Jurgens

2021	Ethan Brown	Phil Hardin, Mark J. Nelson, Gary Schultz, Doug Ramsey, Bernie Adcock, Deanna Jurgens

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the company and the company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100.00 on December 31, 2020, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P Food and Beverage Select Industry Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act for our 2025 Form
10-K.

PEO Total Compensation Amount	$ 29,846,850	$ 5,016,951	$ 6,713,337	$ 6,770,871	$ 6,572,625
PEO Actually Paid Compensation Amount	$ 22,039,753	301,397	3,235,433	(6,453,862)	(8,778,700)
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Brown in accordance with the Pay Versus Performance Rules:

		EQUITY AWARD ADJUSTMENTS

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2025	29,846,850	(26,701,431)	16,297,381	(768,574)	3,621,641	(256,114)	22,039,753
2024	5,016,951	(4,500,019)	1,103,136	(1,192,983)	0	(125,688)	301,397
2023	6,713,337	(5,900,005)	2,761,081	(399,466)	88,923	(28,438)	3,235,433
2022	6,770,871	(6,255,489)	1,479,685	(4,245,608)	(351,693)	(3,851,628)	(6,453,862)
2021	6,572,625	(5,888,273)	1,939,794	(13,048,744)	830,244	815,654	(8,778,700)

Non-PEO NEO Average Total Compensation Amount	$ 4,738,454	1,912,190	2,291,354	2,656,373	5,782,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,465,284	459,570	1,261,801	(1,184,913)	4,365,316
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-CEO
NEOs in accordance with the Pay Versus Performance Rules.

		EQUITY AWARD ADJUSTMENTS

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND UNVESTED AT YEAR END ($)	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS ($)

2025	4,738,454	(3,778,030)	2,471,346	(289,662)	409,982	(86,805)	3,465,284

2024	1,912,190	(1,487,378)	461,265	(380,221)	0	(46,286)	459,570

2023	2,291,354	(1,725,015)	797,890	(101,084)	12,107	(13,451)	1,261,801

2022	2,656,373	(2,201,026)	457,139	(1,312,497)	(389,865)	(395,036)	(1,184,913)

2021	5,782,695	(5,257,003)	4,693,472	(888,213)	8,903	25,461	4,365,316

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Revenues
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative TSR
Tabular List, Table
Tabular List of Most Important Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs, for 2025, to company performance, as further described in our “Compensation Discussion and Analysis” within the section titled “2025 NEO Compensation Details—Executive Incentive Bonus Plan—STI Cash Incentives.”

MOST IMPORTANT PERFORMANCE MEASURES

Net Revenues

Gross Margin

Operating Expenses

Total Shareholder Return Amount	$ 0.66	3.01	7.12	9.85	52.13
Peer Group Total Shareholder Return Amount	117.99	122.94	116.75	114.29	115.76
Net Income (Loss)	$ 219,000,000	$ (160,300,000)	$ (338,100,000)	$ (366,100,000)	$ (182,100,000)
Company Selected Measure Amount	275,500,000	326,500,000	343,400,000	418,900,000	464,700,000
PEO Name	Ethan Brown	Ethan Brown	Ethan Brown	Ethan Brown	Ethan Brown
Additional 402(v) Disclosure
(6)
We have determined that net revenues is the financial performance measure that, in the company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2025, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). We generate net revenues primarily from sales of our products to our customers across mainstream grocery, mass merchandiser, club store and natural retailer channels, and various food-away-from-home channels, including restaurants, foodservice outlets and schools, mainly in the United States. We routinely offer sales discounts and promotions through various programs to customers and consumers. These programs include rebates, temporary on-shelf
price reductions,
off-invoice
discounts, retailer advertisements, product coupons and other trade activities. The expense associated with these discounts and promotions is estimated and recorded as a reduction in total gross revenues in order to arrive at reported net revenues. Please refer to our consolidated financial statements and the related notes thereto included in our 2025 Form
10-K
for more information. We use net revenues as a financial performance measure in determining annual cash STI payments under the Bonus Plan for our NEOs. Linking NEO compensation to net revenues incentivizes revenue growth and rewards efforts to grow and expand our business.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Expenses
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,701,431)	$ (4,500,019)	$ (5,900,005)	$ (6,255,489)	$ (5,888,273)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,297,381	1,103,136	2,761,081	1,479,685	1,939,794
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,574)	(1,192,983)	(399,466)	(4,245,608)	(13,048,744)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,621,641	0	88,923	(351,693)	830,244
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,114)	(125,688)	(28,438)	(3,851,628)	815,654
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,778,030)	(1,487,378)	(1,725,015)	(2,201,026)	(5,257,003)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,471,346	461,265	797,890	457,139	4,693,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,662)	(380,221)	(101,084)	(1,312,497)	(888,213)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,982	0	12,107	(389,865)	8,903
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,805)	$ (46,286)	$ (13,451)	$ (395,036)	$ 25,461